SUBSEQUENT EVENT SUBSEQUENT EVENT	3 Months Ended
Mar. 31, 2019
Disclosure of events after reporting period [Abstract]
SUBSEQUENT EVENT
SUBSEQUENT EVENT
On March 29, 2019, Bellatrix announced a proposed recapitalization transaction (the “Recapitalization Transaction”) which involves, among other things, an exchange of all of Bellatrix’s: (i) outstanding 8.5% senior unsecured notes due 2020 (the “Senior Unsecured Notes”), in the aggregate principal amount of approximately US$145.8 million, plus US$2 million of accrued interest, for, in the aggregate and taking into account early consent consideration, a combination of US$50 million of new second lien notes (“New Second Lien Notes”) due September 2023, US$50 million of new third lien notes due December 2023 (the “New Third Lien Notes”) and approximately 51% of the outstanding common shares (“Common Shares”) in the capital of Bellatrix outstanding immediately following the implementation of the Recapitalization Transaction (the “Senior Unsecured Noteholder New Common Share Pool”); and (ii) outstanding 6.75% convertible debentures due 2021 (the “Convertible Debentures”) for, in the aggregate and taking into account early consent consideration, approximately 32.5% of the outstanding Common Shares immediately following the implementation of the Recapitalization Transaction. Upon completion of the Recapitalization Transaction, existing shareholders (the “Existing Shareholders”) will retain their existing Common Shares, subject to a share consolidation (the “Share Consolidation”) to be implemented as part of the Recapitalization Transaction, such that Existing Shareholders will own approximately 16.5% of the Common Shares outstanding immediately following implementation of the Recapitalization Transaction.
The Recapitalization Transaction will be implemented by way of a corporate plan of arrangement (a “CBCA Plan”) under the Canada Business Corporations Act (the “CBCA”). Completion of the Recapitalization Transaction will be subject to, among other things, approval of the CBCA Plan by the Senior Unsecured Noteholders and Convertible Debentureholders, other stakeholder approvals as may be required by the Ontario Superior Court of Justice (Commercial List) (the “Ontario Court”) and the TSX, any applicable regulatory approvals and the approval of the Court.  In connection with the completion of the Recapitalization Transaction, the Company has also agreed to (i) amend the exercise price of the warrants issued to the holders of Existing Second Lien Notes (the “Existing Second Lien Noteholders”) to reflect plan equity value; and (ii) issue to the Existing Second Lien Noteholders additional warrants which, together with those warrants currently held by such holders, would be exercisable for Common Shares equal to approximately 5% of the number of Common Shares outstanding immediately following the implementation of the Recapitalization Transaction. The Common Shares issuable to such warrants upon exercise would dilute all Common Shares outstanding following the completion of the Recapitalization Transaction, including the new Common Shares issued to the Senior Unsecured Noteholders and the Convertible Debentureholders pursuant to the Recapitalization Transaction.  In connection with the Recapitalization Transaction, it is anticipated that Bellatrix will continue from the Business Corporations Act (Alberta) (“ABCA”) to the CBCA ( the “Continuance”). Transaction costs of the Recapitalization Transaction for 2019 are expected to be $10.4 million.

The Company has executed support agreements (the “Support Agreements”) with holders (the “Initial Consenting Noteholders”) of approximately 90% of the Senior Unsecured Notes and a holder (the “Initial Consenting Debentureholder”) of approximately 50% of the Convertible Debentures. Pursuant to the Support Agreements, the Initial Consenting Noteholders and the Initial Consenting Debentureholder have, among other things, agreed to support the Recapitalization Transaction.  The Company has also entered into consent agreements (the “Consent Agreements”) with the Existing Second Lien Noteholders, and the lenders (the “First Lien Lenders”) under the Company’s Credit Facility, pursuant to which the Existing Second Lien Noteholders and the First Lien Lenders have, among other things, agreed to waive certain potential defaults under the terms and conditions of the Existing Second Lien Notes and Credit Facility which may result from the Company’s commencement of proceedings under the CBCA, subject to the terms of those agreements. It is a condition to completion of the Recapitalization Transaction that the Company's existing Credit Facilities (which currently matures on November 30, 2019) be extended for a one-year term on terms substantially similar to those currently in place.

On April 16, 2019, Bellatrix obtained an interim order (the “Interim Order”) from the Ontario Court authorizing, among other things, the holding of meetings of the holders of the Senior Unsecured Notes, Convertible Debentures, and the Company’s common shares, in each case to consider and vote upon a corporate plan of arrangement (the “Plan of Arrangement”) under the Canada Business Corporations Act (the “CBCA”) to implement the Recapitalization Transaction.  The meetings have been scheduled for May 23, 2019 in Calgary.